Warrants	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Warrants [Abstract]
Warrants

Note 16 - Warrants

In connection with the reverse recapitalization, the Company has assumed 200,468 Energem warrants outstanding, which consisted of 191,667 public warrants and 8,801 private warrants. All of these warrants met the criteria for equity classification.

Each whole warrant entitles the registered holder to purchase one whole share of the Company’s common stock at a price of $690 per share. Pursuant to the warrant agreement, a warrant holder may exercise its warrants only for a whole number of shares of common stock. This means that only a whole warrant may be exercised at any given time by a warrant holder. No fractional warrants will be issued upon separation of the units and only whole warrants will trade. The warrants will expire five years after the completion of the Company’s initial business combination or earlier upon redemption or liquidation.

The Company has agreed that as soon as practicable, but in no event later than 30 business days, after the closing of the initial business combination, it will use its reasonable commercially reasonable efforts to file, and within 60 business days following its initial business combination to have declared effective, a registration statement for the registration, under the Securities Act, of the shares of common stock issuable upon exercise of the warrants. The Company will use its commercially reasonable efforts to maintain the effectiveness of such registration statement, and a current prospectus relating thereto, until the expiration of the warrants in accordance with the provisions of the warrant agreement. No warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the ordinary shares issuable upon exercise of the warrants and a current prospectus relating to such shares of common stock. Notwithstanding the above, if the Company’s common stock is at the time of any exercise of a warrant not listed on a national securities exchange such that it satisfies the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event it so elect, it will not be required to file or maintain in effect a registration statement, but it will be required to use its commercially reasonable efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.

The Company may call the warrants for redemption, in whole and not in part, at a price of $0.6 per warrant:

●	at any time while the warrants are exercisable;

●	upon not less than 30 days’ prior written notice of redemption (the “30-day redemption period”) to each warrant holder; and

●	if, and only if, the reported last sale price of the ordinary shares equals or exceeds $1,080 per share, for any 20 trading days within a 30-trading day period ending on the third trading day prior to the notice of redemption to warrant holders; and

●	if, and only if, there is a current registration statement in effect with respect to the ordinary shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

On May 15, 2025, Graphjet Technology and Aiden Lee Ping Wei entered into a Warrant Subscription Agreement, pursuant to which Graphjet Technology issued 333,333 warrants to purchase up to 3,333,333 of the Company’s ordinary shares, at an exercise price of $3.3 to Aiden Lee Ping Wei, for $200,000. The purchaser may not transfer any of the warrant shares for a period of twelve (12) months from the Effective Date. Once the purchaser has exercised up to 483,333 shares underlying the warrants, the Company’s shareholders must approve the issuance of the shares underlying the remaining warrants. The warrants had a fair value of $19.4 million, based upon using the Black-Scholes Options Pricing Model with the flowing inputs:

Share price	$5.82
Exercise price	$3.3
Expected terms (in years)	5
Expected volatility	222.8%
Annual risk-free interest rate	4.06%

The $200,000 cash purchase consideration offset the salary and claim payable the Company owed to the purchaser, the excess of fair value over the cash purchase consideration amounted to $19.2 million was treated as share compensation expense and additional paid-in capital.

The summary of warrants activity is as follows:

	Warrants Outstanding	Ordinary Shares Issuable	Weighted Average Exercise Price	Average Remaining Contractual Life
September 30, 2024	200,468	200,468	$690.00	4.00
Granted	333,333	333,333	$3.30	5.00
Forfeited	-	-	$-	-
Exercised	-	-	$-	-
June 30, 2025	533,801	533,801	$261.19	4.44

The Company accounted for the 200,468 warrants assumed from the merger and the 333,333 warrants issued to Aiden Lee Ping Wei as equity instruments in accordance with ASC 480, “Distinguishing Liabilities from Equity” and ASC 815-40, “Derivatives and Hedging: Contracts in Entity’s Own Equity”.

Note 16 - Warrants

In connection with the reverse recapitalization, the Company has assumed 12,028,075 Energem warrants outstanding, which consisted of 11,500,000 public warrants and 528,075 private warrants. All of these warrants met the criteria for equity classification.

Each whole Warrant entitles the registered holder to purchase one whole share of the Company’s common stock at a price of $11.50 per share. Pursuant to the warrant agreement, a warrant holder may exercise its Warrants only for a whole number of shares of common stock. This means that only a whole Warrant may be exercised at any given time by a warrant holder. No fractional Warrants will be issued upon separation of the Units and only whole Warrants will trade. The Warrants will expire five years after the completion of the Company’s initial business combination or earlier upon redemption or liquidation.

The Company has agreed that as soon as practicable, but in no event later than 30 business days, after the closing of the initial business combination, it will use its reasonable commercially reasonable efforts to file, and within 60 business days following its initial business combination to have declared effective, a registration statement for the registration, under the Securities Act, of the shares of common stock issuable upon exercise of the Warrants. The Company will use its commercially reasonable efforts to maintain the effectiveness of such registration statement, and a current prospectus relating thereto, until the expiration of the warrants in accordance with the provisions of the warrant agreement. No Warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the ordinary shares issuable upon exercise of the Warrants and a current prospectus relating to such shares of common stock. Notwithstanding the above, if the Company’s common stock is at the time of any exercise of a Warrant not listed on a national securities exchange such that it satisfies the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of Warrants who exercise their Warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event it so elect, it will not be required to file or maintain in effect a registration statement, but it will be required to use its commercially reasonable efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.

The Company may call the Warrants for redemption, in whole and not in part, at a price of $0.01 per Warrant:

●	at any time while the Warrants are exercisable;

●	upon not less than 30 days’ prior written notice of redemption (the “30-day redemption period”) to each Warrant holder; and

●	if, and only if, the reported last sale price of the ordinary shares equals or exceeds $18 per share, for any 20 trading days within a 30-trading day period ending on the third trading day prior to the notice of redemption to Warrant holders; and

●	if, and only if, there is a current registration statement in effect with respect to the ordinary shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

The summary of warrants activity is as follows:

	Warrants Outstanding	Ordinary Shares Issuable	Weighted Average Exercise Price	Average Remaining Contractual Life
September 30, 2023	-	-	$-	-
Granted	12,028,075	12,028,075	$11.50	5.00
Forfeited	-	-	$-	-
Exercised	-	-	$-	-
September 30, 2024	12,028,075	12,028,075	$11.50	4.00

The Company accounted for the 12,028,075 Warrants assumed from the merger as equity instruments in accordance with ASC 480, “Distinguishing Liabilities from Equity” and ASC 815-40, “Derivatives and Hedging: Contracts in Entity’s Own Equity”.